UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended March 31, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      May  11, 2012
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   1

       Form 13F Information Table Entry Total:	   30

       Form 13F Information Table Value Total:	   570519
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates



          [Repeat as necessary.]



	FORM 13F INFORMATION TABLE

NAME OF 	Titleof			Value	SHRS/PRNSHRS/	INVSTM	Other	Voting Authority
ISSUER		Class 	Cusip#		(x1000)	AMT	PRN	DSCRTN	MGRs	Sole	Shared	None
ISHRSMSCIUK	COM	464286699	8280	478600	SHRS	DEFINED	1		478600
ISHRSMSCISW	COM	464286749	8524	340550	SHRS	DEFINED	1		340550
ISHRSMSCISK	COM	464286772	9130	153350	SHRS	DEFINED	1		153350
ISHRSMSCIMEX	COM	464286822	8490	135800	SHRS	DEFINED	1		135800
ISHRSMSCIMAL	COM	464286830	8708	595999	SHRS	DEFINED	1		595999
ISHRSDJSEL	COM	464287168	21715	388050	SHRS	DEFINED	1		388050
ISHRSBAR7-10	COM	464287440	45427	439847	SHRS	DEFINED	1		439847
ISHRSCOHEN&	COM	464287564	44570	#REF!	SHRS	DEFINED	1		581550
ISHRSCONS	COM	464287580	19937	246170	SHRS	DEFINED	1		246170
ISHRSDJUSTEC	COM	464287721	19445	250000	SHRS	DEFINED	1		250000
ISHRSCONGD	COM	464287812	19347	260600	SHRS	DEFINED	1		260600
ISHRSJPMORUS	COM	464288281	531	4712	SHRS	SOLE		4712
ISHRSS&PNTLA	COM	464288414	383	3500	SHRS	SOLE		3500
ISHRSHGYLDCO	COM	464288513	808	8900	SHRS	SOLE		8900
VNGRDSHRT	COM	921937827	44246	546584	SHRS	DEFINED	1		546584
VNGRDMDCAP	COM	922908538	53379	760000	SHRS	DEFINED	1		760000
VNGRDSCAP	COM	922908595	21831	251050	SHRS	DEFINED	1		251050
VNGRDSCVAL	COM	922908611	19928	283150	SHRS	DEFINED	1		283150
VNGRDGRW	COM	922908736	73017	1028850	SHRS	DEFINED	1		1028850
FUSHICOPPER	COM	36113E107	91	12100	SHRS	SOLE		12100
BRCLYSCMD	ETN	06738C778	239	5638	SHRS	SOLE		5638
PWRSHSDIVA	COM	73935X732	22046	1394700	SHRS	DEFINED	1		1394700
PWRSHRSDBG	COM	73936B606	29485	510304	SHRS	DEFINED	1		510304
PWRSHSSVRG	COM	73936T573	466	16624	SHRS	SOLE		16624
SPDRBRCYLD	COM	78464A417	197	5000	SHRS	SOLE		5000
SPDRDBINTGV	COM	78464A490	1130	18700	SHRS	SOLE		18700
SPDRDJWREIT	COM	78464A607	21904	309250	SHRS	DEFINED	1		309250
SPDRSBIHLTH	COM	81369Y209	22020	585800	SHRS	DEFINED	1		585800
SPDRSBICONS	COM	81369Y407	23127	512800	SHRS	DEFINED	1		512800
SPDRTECH	COM	81369Y803	22115	733500	SHRS	DEFINED	1		733500